Loss Per Share - Computation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Loss attributable to ordinary shareholders (including Class B shareholders)	$ (447,781)	$ (167,759)	$ (218,412)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	105,190,507	103,989,421	100,394,080
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	105,190,507	103,989,421	100,394,080
Basic	$ (4.26)	$ (1.61)	$ (2.18)
Diluted	$ (4.26)	$ (1.61)	$ (2.18)